Restructuring Charges - Summary of Significant Activity and Components of Restructuring Obligations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restructuring Cost and Reserve [Line Items]
Beginning Balance	$ 117	$ 170
Expense	28	6	99
Utilized	(98)	(65)
Other changes	(7)	6
Ending Balance	40	117	170
Personnel Lay-Off Costs [Member]
Restructuring Cost and Reserve [Line Items]
Beginning Balance	110	167
Expense	29	(8)
Utilized	(93)	(54)
Other changes	(7)	5
Ending Balance	39	110
Lease and Contract Terminations [Member]
Restructuring Cost and Reserve [Line Items]
Beginning Balance	7	3
Expense	(1)	14
Utilized	(5)	(11)
Other changes		1
Ending Balance	$ 1	$ 7